Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Components of Basic and Diluted EPS
The components of basic and diluted earning per share (“EPS”)
were
as follows for the three and six months ended June 30 (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net (loss) income	$(21,274)	$4,328	$(23,240)	$8,323

Basic weighted average outstanding shares of common stock	78,317	58,605	78,161	57,896
Dilutive effect of stock-based awards for common stock	—	1,120	—	1,117
Dilutive effect of stockholder notes receivable for common stock	—	917	—	948
Dilutive effect of warrants for common stock	—	1,263	—	1,781

Diluted weighted average outstanding shares of common stock	78,317	61,904	78,161	61,742

Earnings (loss) per share:
Basic	$(0.27)	$0.07	$(0.30)	$0.14
Diluted	$(0.27)	$0.07	$(0.30)	$0.13

The components of basic and diluted EPS were as follows (in thousands, except per share amounts):

	2019	2018	2017
Net (loss) income	$(5,864)	$10,803	$8,311

Basic weighted average outstanding shares of common stock	61,850	57,621	56,321
Dilutive effect of stock-based awards for common stock	—	1,605	666
Dilutive effect of stockholder notes receivable for common stock	—	407	53
Dilutive effect of warrants for common stock	—	2,549	2,368

Diluted weighted average outstanding shares of common stock	61,850	62,182	59,408

Earnings (loss) per share:
Basic	$(0.09)	$0.19	$0.15
Diluted	$(0.09)	$0.17	$0.14